Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Cash generated from operations	₩ 4,058,065	₩ 4,212,222	₩ 4,318,884
Interest paid	(255,908)	(304,428)	(252,405)
Interest received	276,349	242,951	93,769
Dividends received	18,922	14,074	10,843
Income tax paid	(352,255)	(154,355)	(293,342)
Net cash inflow from operating activities	3,745,173	4,010,464	3,877,749
Cash flows from investing activities
Collection of loans	63,517	64,023	55,190
Loans granted	(65,138)	(60,229)	(59,800)
Disposal of financial assets at fair value through profit or loss	720,148	397,224
Disposal of financial assets at amortized cost	422,637	255,290
Disposal of financial assets at fair value through other comprehensive income		2,474
Disposal of assets held-for-sale	28,834	9,842
Disposal of available-for-sale financial assets			146,429
Acquisition of available-for-sale financial assets			(89,027)
Disposal of investments in associates and joint ventures	16,930	7,832	59,818
Acquisition of investments in associates and joint ventures	(29,980)	(34,420)	(41,780)
Disposal of current and non-current financial instruments			645,686
Acquisition of current and non-current financial instruments			(1,231,917)
Disposal of property and equipment, and investment properties	42,554	90,992	68,229
Acquisition of property and equipment, and investment properties	(3,263,338)	(2,260,879)	(2,442,223)
Acquisition of financial assets at fair value through profit or loss	(793,977)	(158,787)
Acquisition of financial assets at amortized cost	(501,838)	(248,789)
Acquisition of financial assets at fair value through other comprehensive income	(14,277)	(16,239)
Disposal of intangible assets	12,097	20,037	22,680
Disposal of right-of-use assets	9,393
Discontinued operations	1,977
Acquisition of intangible assets	(530,775)	(746,213)	(613,556)
Acquisition of right-of-use assets	(6,236)
Decrease in cash due to business combination, etc.		(26,288)	(2,974)
Net cash flow from investing activities	(3,887,472)	(2,704,130)	(3,483,245)
Cash flows from financing activities
Proceeds from borrowings and debentures	1,951,568	1,473,016	616,257
Repayments of borrowings and debentures	(1,377,394)	(1,612,731)	(1,780,174)
Settlement of derivative assets and liabilities, net	23,901	(3,461)	71,370
Cash inflow from consolidated capital transactions			27,261
Cash outflow from consolidated capital transactions	(122,918)	(5,506)	(300)
Cash inflow from other financing activities	65,698	13,939	16,962
Dividends paid to shareholders	(305,159)	(298,632)	(243,140)
Acquisition of treasury stock		(24,415)
Decrease in finance leases liabilities	(485,444)	(73,885)	(71,735)
Net cash outflow from financing activities	(249,748)	(531,675)	(1,363,499)
Effect of exchange rate change on cash and equivalents	(5,481)	581	(3,134)
Net increase (decrease) in cash and cash equivalents	(397,528)	775,240	(972,129)
Cash and cash equivalents at beginning of year	2,703,422	1,928,182	2,900,311
Cash and cash equivalents at end of year	₩ 2,305,894	₩ 2,703,422	₩ 1,928,182